Note 9 - Convertible Debentures (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible debenture total	$ 216,000	$ 215,500
Unamortized debt discount	(159,148)	(196,092)	0
Convertible debenture current portion	56,852	19,408	0
Fourth Asher Note
Convertible debenture total	32,500	32,500
Dutchess Capital Note
Convertible debenture total		35,000
Third Asher Note
Convertible debenture total	10,500	37,500
Continental Note
Convertible debenture total	35,000	50,000
Second Asher Note
Convertible debenture total		37,500
First Asher note
Convertible debenture total		23,000
Fist JMJ Note
Convertible debenture total	60,500
Sixth Asher Note
Convertible debenture total	42,500
Fifth Asher Note
Convertible debenture total	$ 35,000